Quarterly Holdings Report
for

Fidelity® U.S. Low Volatility Equity Fund

January 31, 2020

USL-QTLY-0320
1.9896230.100

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.2%
Nippon Telegraph & Telephone Corp.	1,786	$45,538
Orange SA	2,772	39,185
		84,723
Entertainment - 0.7%
Cinemark Holdings, Inc.	1,522	47,958
Media - 0.7%
Comcast Corp. Class A	1,170	50,532
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. (a)	650	51,474

TOTAL COMMUNICATION SERVICES		234,687

CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.3%
Bridgestone Corp.	617	21,854
Diversified Consumer Services - 1.8%
Grand Canyon Education, Inc. (a)	597	46,733
Laureate Education, Inc. Class A (a)	1,673	34,865
Service Corp. International	1,054	50,539
		132,137
Hotels, Restaurants & Leisure - 3.0%
Domino's Pizza, Inc.	109	30,711
McDonald's Corp.	260	55,632
Starbucks Corp.	602	51,068
Wendy's Co.	976	21,150
Yum! Brands, Inc.	520	55,000
		213,561
Household Durables - 2.4%
D.R. Horton, Inc.	928	54,938
Lennar Corp. Class A	870	57,733
NVR, Inc. (a)	16	61,073
		173,744
Multiline Retail - 1.1%
Dollar General Corp.	348	53,387
Dollar Tree, Inc. (a)	319	27,775
		81,162
Specialty Retail - 1.4%
Ross Stores, Inc.	435	48,803
TJX Companies, Inc.	846	49,948
		98,751

TOTAL CONSUMER DISCRETIONARY		721,209

CONSUMER STAPLES - 16.0%
Beverages - 2.2%
Keurig Dr. Pepper, Inc.	1,643	46,875
PepsiCo, Inc.	383	54,394
The Coca-Cola Co.	953	55,655
		156,924
Food & Staples Retailing - 2.8%
Kroger Co.	649	17,432
Performance Food Group Co. (a)	548	28,381
Sysco Corp.	633	51,995
U.S. Foods Holding Corp. (a)	1,289	51,779
Walmart, Inc.	429	49,116
		198,703
Food Products - 7.0%
Bunge Ltd.	931	48,812
General Mills, Inc.	959	50,079
Ingredion, Inc.	602	52,976
Kellogg Co.	786	53,613
Lamb Weston Holdings, Inc.	602	54,969
Mondelez International, Inc.	971	55,716
Nestle SA (Reg. S)	375	41,360
The Hershey Co.	344	53,378
The J.M. Smucker Co.	476	49,318
Tyson Foods, Inc. Class A	569	47,016
		507,237
Household Products - 3.0%
Clorox Co.	345	54,272
Colgate-Palmolive Co.	755	55,704
Kimberly-Clark Corp.	377	54,001
Procter & Gamble Co.	421	52,465
		216,442
Personal Products - 0.6%
Unilever NV	788	45,982
Tobacco - 0.4%
Universal Corp.	483	25,671

TOTAL CONSUMER STAPLES		1,150,959

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Kinder Morgan, Inc.	2,536	52,926
FINANCIALS - 12.5%
Banks - 1.0%
M&T Bank Corp.	182	30,671
Wells Fargo & Co.	930	43,654
		74,325
Capital Markets - 1.5%
Intercontinental Exchange, Inc.	545	54,358
The NASDAQ OMX Group, Inc.	477	55,551
		109,909
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc. Class B (a)	226	50,721
Insurance - 9.3%
Allstate Corp.	451	53,462
Assurant, Inc.	379	49,482
Axis Capital Holdings Ltd.	867	55,705
Brown & Brown, Inc.	1,332	59,807
Chubb Ltd.	339	51,525
Hartford Financial Services Group, Inc.	816	48,372
Marsh & McLennan Companies, Inc.	468	52,350
Old Republic International Corp.	2,249	50,715
Reinsurance Group of America, Inc.	304	43,791
The Travelers Companies, Inc.	370	48,699
Tokio Marine Holdings, Inc.	832	45,162
White Mountains Insurance Group Ltd.	49	54,744
Willis Group Holdings PLC	259	54,724
		668,538

TOTAL FINANCIALS		903,493

HEALTH CARE - 8.0%
Biotechnology - 0.6%
Amgen, Inc.	213	46,019
Health Care Equipment & Supplies - 2.3%
Becton, Dickinson & Co.	196	53,935
Danaher Corp.	345	55,500
Medtronic PLC	450	51,948
		161,383
Health Care Providers & Services - 1.8%
Humana, Inc.	143	48,082
Premier, Inc. (a)	1,008	35,048
UnitedHealth Group, Inc.	178	48,496
		131,626
Pharmaceuticals - 3.3%
AstraZeneca PLC (United Kingdom)	466	45,588
Bristol-Myers Squibb Co.	898	56,529
Jazz Pharmaceuticals PLC (a)	246	35,264
Merck & Co., Inc.	569	48,615
Roche Holding AG (participation certificate)	152	50,991
		236,987

TOTAL HEALTH CARE		576,015

INDUSTRIALS - 4.3%
Aerospace & Defense - 0.7%
Northrop Grumman Corp.	140	52,440
Commercial Services & Supplies - 2.3%
Republic Services, Inc.	580	55,129
Waste Connection, Inc. (United States)	566	54,511
Waste Management, Inc.	458	55,739
		165,379
Professional Services - 0.7%
CBIZ, Inc. (a)	789	21,303
ICF International, Inc.	300	26,277
		47,580
Road & Rail - 0.6%
East Japan Railway Co.	481	42,353

TOTAL INDUSTRIALS		307,752

INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 0.7%
Motorola Solutions, Inc.	304	53,808
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	380	35,028
IT Services - 8.4%
Accenture PLC Class A	253	51,918
Akamai Technologies, Inc. (a)	319	29,779
Black Knight, Inc. (a)	816	54,607
Booz Allen Hamilton Holding Corp. Class A	698	54,472
Euronet Worldwide, Inc. (a)	121	19,074
Fidelity National Information Services, Inc.	367	52,723
Fiserv, Inc. (a)	438	51,951
Genpact Ltd.	1,256	55,603
Jack Henry & Associates, Inc.	339	50,694
MasterCard, Inc. Class A	176	55,605
Maximus, Inc.	669	48,001
Verra Mobility Corp. (a)	1,350	21,506
Visa, Inc. Class A	279	55,513
		601,446
Software - 2.8%
Citrix Systems, Inc.	445	53,943
Microsoft Corp.	335	57,027
Oracle Corp.	894	46,890
Oracle Corp. Japan	487	42,154
		200,014

TOTAL INFORMATION TECHNOLOGY		890,296

MATERIALS - 5.7%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	172	41,058
Ecolab, Inc.	275	53,930
		94,988
Containers & Packaging - 0.7%
Aptargroup, Inc.	455	52,557
Metals & Mining - 3.7%
Agnico Eagle Mines Ltd. (Canada)	804	49,696
Barrick Gold Corp. (Canada)	2,865	53,061
Newmont Corp.	1,339	60,335
Royal Gold, Inc.	435	50,164
Wheaton Precious Metals Corp.	1,746	51,401
		264,657

TOTAL MATERIALS		412,202

REAL ESTATE - 12.5%
Equity Real Estate Investment Trusts (REITs) - 12.5%
Alexandria Real Estate Equities, Inc.	313	51,082
American Campus Communities, Inc.	643	29,494
American Homes 4 Rent Class A	1,142	31,211
American Tower Corp.	238	55,154
Apartment Investment & Management Co. Class A	569	29,992
AvalonBay Communities, Inc.	236	51,139
CubeSmart	1,681	53,237
Douglas Emmett, Inc.	1,103	45,775
Equinix, Inc.	89	52,486
Equity Lifestyle Properties, Inc.	713	51,871
Equity Residential (SBI)	598	49,682
Essex Property Trust, Inc.	162	50,181
Extra Space Storage, Inc.	480	53,126
Four Corners Property Trust, Inc.	824	24,959
Gaming & Leisure Properties	564	26,652
Invitation Homes, Inc.	1,003	31,564
National Retail Properties, Inc.	914	51,184
Realty Income Corp.	323	25,326
Store Capital Corp.	750	29,438
UDR, Inc.	1,063	50,928
VICI Properties, Inc.	2,062	55,262
		899,743
UTILITIES - 13.7%
Electric Utilities - 7.1%
American Electric Power Co., Inc.	553	57,634
Duke Energy Corp.	577	56,333
Entergy Corp.	435	57,211
Evergy, Inc.	792	57,151
Eversource Energy	617	57,035
NextEra Energy, Inc.	213	57,127
Pinnacle West Capital Corp.	581	56,758
Portland General Electric Co.	911	56,027
PPL Corp.	1,494	54,068
		509,344
Gas Utilities - 3.3%
Atmos Energy Corp.	473	55,355
New Jersey Resources Corp.	1,179	48,716
Northwest Natural Holding Co.	364	26,710
ONE Gas, Inc.	569	53,771
Spire, Inc.	616	51,941
		236,493
Multi-Utilities - 3.3%
Ameren Corp.	678	55,630
CenterPoint Energy, Inc.	2,027	53,675
CMS Energy Corp.	827	56,658
Dominion Energy, Inc.	603	51,707
MDU Resources Group, Inc.	671	19,868
		237,538

TOTAL UTILITIES		983,375

TOTAL COMMON STOCKS
(Cost $6,962,649)		7,132,657

Money Market Funds - 1.3%
Fidelity Cash Central Fund 1.58% (b)
(Cost $93,105)	93,086	93,105
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $7,055,754)		7,225,762
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(28,606)
NET ASSETS - 100%		$7,197,156

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$496
Total	$496

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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